1940 Act
Rule 30b2-1
VIA EDGAR

September 10, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/24/2012
AllianceBernstein Variable Products Series (VPS) Fund, Inc.	0000825316	8/23/2012
Dreyfus Investment Portfolios	0001056707	8/17/2012
Dreyfus Stock Index Fund Inc.	0000846800	8/16/2012
Dreyfus Variable Investment Fund	0000813383	8/16/2012
Fidelity Variable Insurance Products Fund	0000356494	8/17/2012
Fidelity Variable Insurance Products Fund II	0000831016	8/17/2012
Fidelity Variable Insurance Products III	0000927384	8/17/2012
Financial Investors Variable Insurance Trust	0001382990	8/31/2012
Franklin Templeton Variable Insurance Products Trust	0000837274	8/30/2012
Janus Aspen Series	0000906185	8/29/2012
Lazard Retirement Series	0001033669	9/10/2012
Northern Lights Variable Trust	0001352621	9/10/2012
Oppenheimer Variable Account Funds	0000752737	8/28/2012
PIMCO Variable Insurance Trust	0001047304	8/31/2012
Pioneer Variable Contracts Trust	0000930709	8/29/2012
Royce Capital Fund	0001006387	8/21/2012
T. Rowe Price Equity Series, Inc.	0000918294	8/27/2012
T. Rowe Price Fixed Income Series, Inc.	0000920467	8/27/2012
Third Avenue Variable Series Trust	0001089107	8/17/2012
Van Eck VIP Trust	0000811976	9/4/2012
Vanguard Variable Insurance Funds	0000857490	8/30/2012
Virtus Variable Insurance Trust	0000792359	9/6/2012
Wanger Advisors Trust	0000929521	8/27/2012

/s/ Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company